Stockholders' Equity and Pro Forma Earnings Per Share - Narrative (Details) - USD ($)			12 Months Ended
		Oct. 19, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering	[1]		$ 105,838,750	$ 0	$ 0
Common stock, shares authorized (in shares)			200,000,000	200,000,000
Common stock, par or stated value per share (in USD per share)			$ 0.01	$ 0.01
IPO
Subsidiary, Sale of Stock [Line Items]
Shares issued (in shares)		7,750,000
Sale of stock, price per share (in USD per share)		$ 15.00
Proceeds from initial public offering		$ 103,100,000
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Shares issued (in shares)		7,500,000

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.